Investment Objectives and Goals - MM S&P 500 Index Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MM S&P 500 ® Index Fund
Objective, Primary [Text Block]
The following information will replace the information for the Fund found in the section titled Investment Objective (on page 17 of the Prospectus):
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index.